Leases - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Leases
Lease costs under operating leases	¥ 16,120,422	$ 2,305,190	¥ 32,958,949	¥ 27,357,349
Weighted average discount rate	3.99%		3.82%		3.99%
Weighted average remaining lease term	12 months		69 months		12 months
Total lease payments	¥ 5,115,280		¥ 76,368,441		$ 731,475